Fair value	12 Months Ended
Dec. 31, 2024
Fair Value Measurement Assets And Liabilities [Abstract]
Fair value
30.
Fair value
(a)
Financial instruments measured at their fair value and fair value hierarchy

The following table presents an analysis of the financial instruments that are measured at their fair value, including the level of hierarchy of fair value. The amounts are based on the balances presented in the consolidated statement of financial position.

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Financial investments
At fair value through profit or loss (*)	304,659	459,767	1,012,141	1,776,567
Debt instruments measured at fair value through other comprehensive income	12,722,114	7,655,691	—	20,377,805
Equity instruments measured at fair value through other comprehensive income	406,778	13,850	37,640	458,268
Derivatives receivable	—	143,201	—	143,201
	13,433,551	8,272,509	1,049,781	22,755,841
Accrued interest				347,087
Total financial assets				23,102,928
Financial liabilities
Derivatives payable	—	102,288	—	102,288
Liabilities at fair value through profit or loss	61,153	—	—	61,153
Total financial liabilities	61,153	102,288	—	163,441

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Financial investments
At fair value through profit or loss (*)	329,609	344,155	882,776	1,556,540
Debt instruments measured at fair value through other comprehensive income	11,779,535	9,132,649	—	20,912,184
Equity instruments measured at fair value through other comprehensive income	397,247	10,541	37,090	444,878
Derivatives receivable	—	158,101	—	158,101
	12,506,391	9,645,446	919,866	23,071,703
Accrued interest				334,385
Total financial assets				23,406,088
Financial liabilities
Derivatives payable	—	145,395	—	145,395

(*) As of December 31, 2024 and 2023, correspond mainly to participations in mutual funds, and investment funds and shares.

Financial assets included in Level 1 are those measured on the basis of information that is available on the market, to the extent that their quoted prices reflect an active and liquid market and that are available in some centralized trading mechanism, trading agent, price supplier or regulatory entity.

Financial instruments included in Level 2 are valued based on the market prices of other instruments with similar characteristics or with financial valuation models based on information of variables observable in the market (interest rate curves, price vectors, etc.).

Financial assets included in Level 3 are valued by using assumptions and data that do not correspond to prices of operations traded on the market. The valuation requires Management to make certain assumptions about the model variables and data, including the forecast of cash flow, discount rate, credit risk and volatility.

During 2024 and 2023, there were transfers of certain financial instruments from Level 1 to Level 2 for an amount of S/7,995,000 and S/32,577,000, respectively, because they stopped being actively traded during the year, and consequently, fair values were obtained by using observable market data. Likewise, during 2024 and 2023, there were transfers of certain financial instruments from Level 2 to Level 1 for an amount of S/42,195,000 and S/717,011,000, respectively.

During 2024 and 2023, there were no transfers of financial instruments to or from level 3 to level 1 or level 2.

The table below presents a description of significant unobservable data used in valuation:

	Valuation technique	Significant unobservable inputs	Valuation		Sensitivity of inputs to fair value
			2024	2023
Private Equity Stocks	Net asset value	NAV	Depends on each investment	Depends on each investment	10 percent increase (decrease) in the NAVs would result in an increase (decrease) in fair value by S/8,096,000 as of December 31, 2024 and S/7,678,000 as of December 31, 2023.
Private equity funds	Net asset value	NAV	Depends on each investment	Depends on each investment	10 percent increase (decrease) in the NAVs would result in an increase (decrease) in fair value by S/93,119,000 as of December 31, 2024 and S/80,597,000 as of December 31, 2023.
Not-listed shares	Equity method	-	According to price risk	According to price risk	5 percent increase (decrease) of the price would result in an increase in fair value of S/1,882,000 as of December 31, 2024 and S/1,854,000 as of December 31, 2023.

The table below includes a reconciliation of fair value measurement of financial instruments classified by the Group within Level 3 of the valuation hierarchy:

	2024	2023
	S/(000)	S/(000)
Initial balance as of January 1	919,866	977,835
Purchases	81,369	85,777
Sales	(78,231)	(35,625)
Gain (loss) recognized on the consolidated statement of income	126,777	(108,121)
Balance as of December 31	1,049,781	919,866

(b)
Financial instruments not measured at their fair value -

The table below presents the disclosure of the comparison between the carrying amounts and fair values of the Group’s financial instruments that are not measured at their fair value, presented by level of fair value hierarchy:

	As of December 31, 2024					As of December 31, 2023
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	12,615,226	—	—	12,615,226	12,615,226	9,818,711	—	—	9,818,711	9,818,711
Inter-bank funds	—	220,060	—	220,060	220,060	—	524,915	—	524,915	524,915
Investments at amortized cost	3,775,935	98,658	—	3,874,593	3,898,198	3,277,672	80,042	—	3,357,714	3,474,004
Loans, net	—	48,333,964	—	48,333,964	49,229,448	—	44,737,995	—	44,737,995	46,520,382
Due from customers on acceptances	—	9,163	—	9,163	9,163	—	40,565	—	40,565	40,565
Other accounts receivable and other assets, net	—	1,588,600	—	1,588,600	1,588,600	—	1,246,480	—	1,246,480	1,246,480
Reinsurance contract assets	—	18,602	—	18,602	18,602	—	26,287	—	26,287	26,287
Total	16,391,161	50,269,047	—	66,660,208	67,579,297	13,096,383	46,656,284	—	59,752,667	61,651,344
Liabilities
Deposits and obligations	—	53,770,487	—	53,770,487	53,768,028	—	49,394,868	—	49,394,868	49,188,234
Inter-bank funds	—	—	—	—	—	—	119,712	—	119,712	119,712
Due to banks and correspondents	—	7,706,223	—	7,706,223	7,562,057	—	9,028,209	—	9,028,209	9,025,930
Bonds, notes and other obligations	5,163,150	838,662	—	6,001,812	6,075,433	4,587,631	708,643	—	5,296,274	5,551,629
Due from customers on acceptances	—	9,163	—	9,163	9,163	—	40,565	—	40,565	40,565
Insurance and reinsurance contract liabilities	—	12,524,320	—	12,524,320	12,524,320	—	12,207,536	—	12,207,536	12,207,536
Other accounts payable and other liabilities	—	4,024,513	—	4,024,513	4,024,513	—	3,056,196	—	3,056,196	3,056,196
Total	5,163,150	78,873,368	—	84,036,518	83,963,514	4,587,631	74,555,729	—	79,143,360	79,189,802

The methodologies and assumptions used to determine fair values depend on the terms and risk characteristics of each financial instrument and they include the following:

(i)
Long-term fixed-rate and variable-rate loans are assessed by the Group based on parameters such as interest rates, specific country risk factors, individual creditworthiness of the customer and the risk characteristics of the financed project. Based on this evaluation, allowances are taken into account for the estimated losses of these loans. As of December 31, 2024 and 2023, the carrying amount of loans, net of allowances, was not significantly different from the calculated fair values.

(ii)
Instruments whose fair value approximates their carrying amount: For financial assets and financial liabilities that are liquid or have short-term maturity (less than 3 months) it is assumed that the carrying amounts approximate to their fair values. This assumption is also applied to demand deposits, savings accounts without a specific maturity and variable-rate financial instruments.

(iii)
Fixed-rate financial instruments: The fair value of fixed-rate financial assets and financial liabilities at amortized cost is determined by comparing market interest rates when they were first recognized with current market rates related to similar financial instruments for their remaining term to maturity. The fair value of fixed interest-rate deposits is based on discounted cash flows using market interest rates for financial instruments with similar credit risk and maturity. For quoted debt issued, the fair value is determined based on quoted market prices. When quotations are not available, a discounted cash flow model is used based on the yield curve of the appropriate interest rate for the remaining term to maturity.

31.
Fiduciary activities and management funds

The Group provides custody, trustee, investment management and advisory services to third parties; therefore, the Group makes purchase and sale decisions in relation to a wide range of financial instruments. Assets that are held as trust are not included in the consolidated financial statements. These services give rise to the risk that the Group could eventually be held responsible for poor yielding of the assets under its management.

As of December 31, 2024 and 2023, the value of the managed off-balance sheet financial assets is as follows:

	2024	2023
	S/(000)	S/(000)
Investment funds	19,534,337	17,829,262
Mutual funds	7,926,478	5,352,241
Total	27,460,815	23,181,503

32.
Subsequent events

On January 27, 2025, Interbank issued subordinated bonds called “6.397% Subordinated Notes” for an amount of US$350,000,000, under Rule 144-A and/or Regulation S of the U.S. Securities Act of 1933 of the United States of America. This issuance has maturity in January 2035 and the agreed annual interest rate was 6.397 percent.

On March 31, 2025, IFS’s shareholders approved a new Share Repurchase Program for an amount of up to US$100,000,000 of IFS’ common shares, which is expected to continue until terminated by the Board of Directors. The share repurchase program may be carried out simultaneously in the Lima Stock Exchange and the New York Stock Exchange (“NYSE”) in one or several dates, at market prices.